Long-Term Debt (Tables)	9 Months Ended
Mar. 31, 2014
Long-Term Debt.
Schedule of loans outstanding
Secured bank debt
Royal Bank of Scotland plc. (RBS)
Tranche A	44,200,000
Tranche B	33,241,000
Tranche C	51,277,500
Total	128,718,500
Presented as follows:
Current portion of long-term debt	9,612,000
Long-term debt—net of current portion	119,106,500
Total	128,718,500

Schedule of minimum annual principal payments
Year ending March 31,:
2015	9,612,000
2016	9,612,000
2017	9,612,000
2018	9,612,000
2019	57,268,000
Thereafter	33,002,500
Total	128,718,500